Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Our Insider
Trading Policy prohibits (i) all directors, officers and employees from engaging in transactions in our common stock while in possession of material non-public information and restricts directors, officers and other "designated insiders" from engaging in most transactions involving our common stock during periods, that we have determined, that those individuals are most likely to be aware of material, non-public information and (ii) the grant of awards of stock options or stock appreciation rights in proximity to the release of material non-public information.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our Insider
Trading Policy prohibits (i) all directors, officers and employees from engaging in transactions in our common stock while in possession of material non-public information and restricts directors, officers and other "designated insiders" from engaging in most transactions involving our common stock during periods, that we have determined, that those individuals are most likely to be aware of material, non-public information and (ii) the grant of awards of stock options or stock appreciation rights in proximity to the release of material non-public information.